UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England            11 May 2009
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     16

Form 13F Information Table Value Total:     25,299
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 03/31/09

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  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ALCOA INC                     COM            013817101  8,278      1,127,836 SH          SOLE           NONE    1,127,836
COLONIAL BANCGROUP INC        COM            195493309     84         93,701 SH          SOLE           NONE       93,701
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR  204412209  3,990        300,000 SH          SOLE           NONE      300,000
CUMMINS INC                   COM            231021106    305         12,000 SH          SOLE           NONE       12,000
FIRST MIDWEST BANCORP DEL     COM            320867104    126         14,700 SH          SOLE           NONE       14,700
GRACE W R & CO DEL NEW        COM            38388F108  1,890        299,047 SH          SOLE           NONE      299,047
HUNTINGTON BANCSHARES INC     COM            446150104    294        177,306 SH          SOLE           NONE      177,306
ICICI BK LTD                  ADR            45104G104    133         10,000 SH          SOLE           NONE       10,000
JONES APPAREL GROUP INC       COM            480074103    273         64,612 SH          SOLE           NONE       64,612
MACYS INC                     COM            55616P104  2,928        329,000 SH          SOLE           NONE      329,000
PARK NATL CORP                COM            700658107    502          9,000 SH          SOLE           NONE        9,000
RTI INTL METALS INC           COM            74973W107  1,143         97,700 SH          SOLE           NONE       97,700
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A       848574109    499         50,000 SH          SOLE           NONE       50,000
STAR BULK CARRIERS CORP       COM            Y8162K105  3,978      1,792,016 SH          SOLE           NONE    1,792,016
TAIWAN SEMICONDUCTOR MFG LTD  SPONSORED ADR  874039100    427         47,700 SH          SOLE           NONE       47,700
TEVA PHARMACEUTICAL INDS LTD  ADR            881624209    378          8,400 SH          SOLE           NONE        8,400
